Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 650	Taxes	UNITED STATES		US Treasury [Member]
#: 2
	19,027	Royalties	UNITED STATES	snj:US-CA	Office of Natural Resources Revenue [Member]	Oil - CA [Member]	Oil [Member]	E&P [Member]	Well
#: 3
	97	Fees	UNITED STATES	snj:US-CA	Office of Natural Resources Revenue [Member]	Oil - CA [Member]	Oil [Member]	E&P [Member]	Well
#: 4
	3,674	Royalties	UNITED STATES	snj:US-UT	Office of Natural Resources Revenue [Member]	Oil and Natural Gas - UT [Member]	Oil and Natural Gas [Member]	E&P [Member]	Well
#: 5
	$ 19	Fees	UNITED STATES	snj:US-UT	Office of Natural Resources Revenue [Member]	Oil and Natural Gas - UT [Member]	Oil and Natural Gas [Member]	E&P [Member]	Well